Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	0.26838%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$323,616.09

Principal:
Principal Collections	$11,288,668.93
Prepayments in Full	$3,859,563.82
Liquidation Proceeds	$136,741.71
Recoveries	$100,758.56
Sub Total	$15,385,733.02
Collections	$15,709,349.11

Purchase Amounts:
Purchase Amounts Related to Principal	$219,209.26
Purchase Amounts Related to Interest	$721.53
Sub Total	$219,930.79

Clean-up Call	$162,492,305.82

Reserve Account Draw Amount	$8,590,118.15

Available Funds - Total	$187,011,703.87

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	46
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$187,011,703.87
Servicing Fee	$148,477.31	$148,477.31	$0.00	$0.00	$186,863,226.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$186,863,226.56
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$186,863,226.56
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$186,863,226.56
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$186,863,226.56
Interest - Class A-4 Notes	$90,867.23	$90,867.23	$0.00	$0.00	$186,772,359.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$186,772,359.33
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$186,684,346.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$186,684,346.00
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$186,621,204.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$186,621,204.00
Regular Principal Payment	$135,382,017.25	$135,382,017.25	$0.00	$0.00	$51,239,186.75
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,239,186.75
Residual Released to Depositor	$0.00	$51,239,186.75	$0.00	$0.00	$0.00
Total		$187,011,703.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$135,382,017.25
Total					$135,382,017.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$56,792,017.25	$419.13	$90,867.23	$0.67	$56,882,884.48	$419.80
Class B Notes	$47,150,000.00	$1,000.00	$88,013.33	$1.87	$47,238,013.33	$1,001.87
Class C Notes	$31,440,000.00	$1,000.00	$63,142.00	$2.01	$31,503,142.00	$1,002.01
Total	$135,382,017.25	$86.13	$242,022.56	$0.15	$135,624,039.81	$86.28

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$56,792,017.25	0.4191293	$0.00	0.0000000
Class B Notes	$47,150,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$31,440,000.00	1.0000000	$0.00	0.0000000
Total	$135,382,017.25	0.0861324	$0.00	0.0000000

Pool Information
Weighted Average APR	2.233%	2.224%
Weighted Average Remaining Term	19.65	18.95
Number of Receivables Outstanding	22,247	21,265
Pool Balance	$178,172,769.29	$162,492,305.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$166,817,756.94	$152,280,493.51
Pool Factor	0.1037080	0.0945809

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$10,211,812.31
Targeted Overcollateralization Amount	$41,647,552.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$162,492,305.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$8,590,118.15
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(8,590,118.15)
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$176,279.75
(Recoveries)		144	$100,758.56
Net Loss for Current Collection Period			$75,521.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5086%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1893%
Second Prior Collection Period			-0.0497%
Prior Collection Period			0.8377%
Current Collection Period			0.5321%
Four Month Average (Current and Prior Three Collection Periods)			0.3773%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,440	$16,365,770.66
(Cumulative Recoveries)			$3,467,979.45
Cumulative Net Loss for All Collection Periods			$12,897,791.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7507%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,685.98
Average Net Loss for Receivables that have experienced a Realized Loss			$2,904.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	215	$2,506,284.84
61-90 Days Delinquent	0.09%	16	$148,513.33
91-120 Days Delinquent	0.06%	6	$92,448.34
Over 120 Days Delinquent	0.58%	57	$940,263.89
Total Delinquent Receivables	2.27%	294	$3,687,510.40

Repossession Inventory:
Repossessed in the Current Collection Period		9	$118,884.67
Total Repossessed Inventory		21	$295,868.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4102%
Prior Collection Period			0.3956%
Current Collection Period			0.3715%
Three Month Average			0.3924%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7269%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer